Supplement dated January 8, 2010
to the Prospectuses and the Summary
Prospectuses (where applicable)

Dated December 30, 2009
VAN KAMPEN HIGH YIELD FUND,
as previously supplemented on December 30, 2009
VAN KAMPEN CORPORATE BOND FUND,
as previously supplemented on December 30, 2009
VAN KAMPEN TRUST,
on behalf of its series,
Van Kampen Core Plus Fixed Income Fund,
as previously supplemented on December 30, 2009
VAN KAMPEN EQUITY TRUST II,
on behalf of its series,
Van Kampen American Franchise Fund
Van Kampen Equity Premium Income Fund
Van Kampen International Advantage Fund
Van Kampen International Growth Fund
Van Kampen Technology Fund,
each as previously supplemented on December 30, 2009

Dated October 30, 2009
VAN KAMPEN CAPITAL GROWTH FUND,
as previously supplemented on October 30, 2009
VAN KAMPEN SERIES FUND, INC.,
on behalf of its series,
Van Kampen American Value Fund
Van Kampen Emerging Markets Fund
Van Kampen Global Equity Allocation Fund
Van Kampen Global Franchise Fund,
each as previously supplemented on October 30, 2009

Dated July 31, 2009
VAN KAMPEN EQUITY TRUST,
on behalf of its series,
Van Kampen Asset Allocation Conservative Fund
Van Kampen Asset Allocation Moderate Fund

Van Kampen Asset Allocation Growth Fund,
each as previously supplemented on November 23, 2009,
November 20, 2009, October 20, 2009,
September 14, 2009 and August 14, 2009
Van Kampen Core Equity Fund
Van Kampen Leaders Fund,
as previously supplemented on November 20, 2009,
October 20, 2009, September 14, 2009 and August 14, 2009
Van Kampen Mid Cap Growth Fund
Van Kampen Small Cap Growth Fund
Van Kampen Small Cap Value Fund
Van Kampen Utility Fund
Van Kampen Value Opportunities Fund,
each as previously supplemented on October 20, 2009,
September 14, 2009 and August 14, 2009

Dated April 30, 2009
VAN KAMPEN ENTERPRISE FUND,
as previously supplemented on October 20, 2009,
September 14, 2009,
August 14, 2009 and April 30, 2009
VAN KAMPEN HARBOR FUND,
as previously supplemented on October 20, 2009,
September 14, 2009 and August 14, 2009
VAN KAMPEN LIMITED DURATION FUND,
as previously supplemented on October 20, 2009,
September 14, 2009 and August 14, 2009
VAN KAMPEN REAL ESTATE SECURITIES FUND,
as previously supplemented on October 20, 2009,
September 14, 2009 and August 14, 2009
VAN KAMPEN COMSTOCK FUND,
as previously supplemented on October 20, 2009,
September 14, 2009 and August 14, 2009

VAN KAMPEN EQUITY AND INCOME FUND,
as previously supplemented on October 20, 2009,
September 14, 2009 and August 14, 2009
VAN KAMPEN U.S. GOVERNMENT TRUST,
on behalf of its series,
Van Kampen U.S. Mortgage Fund,
as previously supplemented on October 20, 2009,
September 14, 2009 and August 14, 2009

Dated March 31, 2009
VAN KAMPEN TAX-EXEMPT TRUST,
on behalf of its series,
Van Kampen High Yield Municipal Fund,
as previously supplemented on December 7, 2009,
October 20, 2009, September 14, 2009 and August 14, 2009
VAN KAMPEN GROWTH AND INCOME FUND,
as previously supplemented on October 20, 2009,
September 14, 2009 and August 14, 2009

The Prospectus is hereby supplemented as follows:

On October 19, 2009, Morgan Stanley, the parent company of Van Kampen Investments Inc., announced that it has reached a definitive agreement to sell most of its retail asset management business to Invesco Ltd. (“Invesco”). The transaction (“Transaction”) affects the part of the asset management business that advises funds, including the Van Kampen family of funds. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in mid-2010.

Under the Investment Company Act of 1940, the closing of the Transaction will cause the Fund’s current investment advisory agreement with Van Kampen Asset Management, a subsidiary of Van Kampen Investments Inc., to terminate. In connection with the Transaction, the Fund’s Board of Trustees/Directors (the “Board”) has approved, subject to shareholder approval, that the Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Fund to a newly formed fund (the “Acquiring Fund”) advised by an affiliate of Invesco that has substantially the same investment objectives, principal investment strategies and risks as the Fund (the “Reorganization”). The proposed

Reorganization will be presented to shareholders of the Fund at a special meeting of shareholders. If shareholders of the Fund approve the Reorganization and certain other conditions to closing of the Transaction are met, shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares of the Fund. Upon completion of the proposed Reorganization, the Fund will dissolve pursuant to a plan of dissolution adopted by the Board.

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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